Annual Fund Operating Expenses - Alps Equal Sector Weight ETF	Sep. 10, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2026
Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.27%	[2]

[1]	The Adviser has contractually agreed, through March 31, 2026, to reduce its advisory fee by 0.18%. This fee waiver may only be terminated by the Fund’s Board of Trustees (and not by the Adviser) prior to such date.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.